Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

27.  Selected quarterly financial results (unaudited)

	2011 Quarter[3]
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$12,949	$14,230	$15,716	$17,243
Less: Revenues	(672)	(695)	(693)	(686)
Sales	12,277	13,535	15,023	16,557
Cost of goods sold	9,057	10,303	11,455	12,763
Gross margin	3,220	3,232	3,568	3,794
Profit (loss) [1]	$1,225	$1,015	$1,141	$1,547
Profit (loss) per common share	$1.91	$1.57	$1.76	$2.39
Profit (loss) per common share—diluted [2]	$1.84	$1.52	$1.71	$2.32

	2010 Quarter[3]
	1st	2nd	3rd	4th
Sales and revenues	$8,238	$10,409	$11,134	$12,807
Less: Revenues	(687)	(686)	(682)	(666)
Sales	7,551	9,723	10,452	12,141
Cost of goods sold	5,894	7,372	7,752	9,349
Gross margin	1,657	2,351	2,700	2,792
Profit (loss) [1]	$233	$707	$792	$968
Profit (loss) per common share	$0.37	$1.12	$1.25	$1.52
Profit (loss) per common share—diluted [2]	$0.36	$1.09	$1.22	$1.47

[1] Profit (loss) attributable to common stockholders.

[2] Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3] See Note 23 - Business Combinations and Note 25 - Divestitures and assets held for sale for additional information.